Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable [Member]
Basic and diluted net (loss) income per common share
Allocation of net (loss) income	$ (782,184)
Basic weighted average shares outstanding	7,511,529
Basic net (loss) income per common share	$ (0.1)
Class A Non-Redeemable [Member]
Basic and diluted net (loss) income per common share
Allocation of net (loss) income	$ (583,482)
Basic weighted average shares outstanding	5,603,340
Basic net (loss) income per common share	$ (0.1)
Class B [Member]
Basic and diluted net (loss) income per common share
Allocation of net (loss) income	$ (164,960)	$ 1,969,342
Basic weighted average shares outstanding	1,584,160	7,187,500
Basic net (loss) income per common share	$ (0.1)	$ 0.27
Class A [Member]
Basic and diluted net (loss) income per common share
Allocation of net (loss) income		$ 7,877,369
Basic weighted average shares outstanding		28,750,000
Basic net (loss) income per common share		$ 0.27